United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21822

(Investment Company Act File Number)

Federated Managed Pool Series

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/17

Date of Reporting Period: Quarter ended 09/30/17

Item 1.	Schedule of Investments

Federated Corporate Bond Strategy Portfolio
Portfolio of Investments
September 30, 2017 (unaudited)
Principal Amount			Value
		CORPORATE BONDS—95.5%
		Basic Industry - Chemicals—0.9%
$90,000		Albemarle Corp., 4.15%, 12/1/2024	$95,325
90,000		Albemarle Corp., Sr. Unsecd. Note, 5.45%, 12/1/2044	104,702
85,000		Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	91,146
300,000		RPM International, Inc., Sr. Unsecd. Note, 5.25%, 6/1/2045	335,981
50,000		Sherwin-Williams Co., Sr. Unsecd. Note, 3.30%, 2/1/2025	49,766
75,000		Sherwin-Williams Co., Sr. Unsecd. Note, 4.40%, 2/1/2045	74,607
		TOTAL	751,527
		Basic Industry - Metals & Mining—2.3%
235,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	247,338
40,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	40,830
150,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	156,630
130,000		Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	139,425
250,000		Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	257,500
280,000		Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	294,795
225,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	238,945
250,000		Southern Copper Corp., Sr. Unsecd. Note, 6.75%, 4/16/2040	308,003
170,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.30%, 8/1/2032	171,443
105,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.55%, 4/15/2026	108,359
		TOTAL	1,963,268
		Basic Industry - Paper—1.1%
150,000		International Paper Co., Sr. Unsecd. Note, 3.00%, 2/15/2027	145,948
300,000		International Paper Co., Sr. Unsecd. Note, 4.40%, 8/15/2047	304,524
150,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.25%, 3/15/2023	153,023
140,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	149,585
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	110,442
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	138,992
		TOTAL	1,002,514
		Capital Goods - Aerospace & Defense—2.2%
150,000		Arconic, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	161,483
230,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 3.85%, 12/15/2025	238,890
360,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.05%, 6/15/2025	383,850
100,000		Embraer SA, Sr. Unsecd. Note, 5.15%, 6/15/2022	107,750
170,000		Hexcel Corp., Sr. Unsecd. Note, 3.95%, 2/15/2027	173,690
360,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.55%, 1/15/2026	373,133
136,000	[1]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 3.05%, (3-month USLIBOR +1.735%), 2/15/2042	119,340
300,000		Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	311,565
50,000		Textron, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2024	53,089
		TOTAL	1,922,790
		Capital Goods - Building Materials—0.6%
125,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.20%, 10/1/2024	124,659
220,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.55%, 10/1/2027	218,975
170,000		Masco Corp., Sr. Unsecd. Note, 4.50%, 5/15/2047	171,055
4,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	4,460
		TOTAL	519,149
		Capital Goods - Construction Machinery—0.2%
120,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	132,743

Principal Amount		Value
	CORPORATE BONDS—continued
	Capital Goods - Diversified Manufacturing—1.1%
$140,000	Lennox International, Inc., Sr. Unsecd. Note, 3.00%, 11/15/2023	$140,360
60,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.85%, 12/15/2025	62,130
275,000	Valmont Industries, Inc., 5.25%, 10/1/2054	270,364
67,000	Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	73,474
240,000	Wabtec Corp., Sr. Unsecd. Note, 3.45%, 11/15/2026	236,364
80,000	Xylem, Inc., Sr. Unsecd. Note, 3.25%, 11/1/2026	80,011
110,000	Xylem, Inc., Sr. Unsecd. Note, 4.375%, 11/1/2046	115,265
	TOTAL	977,968
	Capital Goods - Packaging—0.9%
180,000	Packaging Corp. of America, Sr. Unsecd. Note, 3.65%, 9/15/2024	183,647
65,000	Packaging Corp. of America, Sr. Unsecd. Note, 3.90%, 6/15/2022	68,246
80,000	Packaging Corp. of America, Sr. Unsecd. Note, 4.50%, 11/1/2023	86,721
120,000	Rock-Tenn Co., Sr. Unsecd. Note, 4.00%, 3/1/2023	126,503
40,000	Rock-Tenn Co., Sr. Unsecd. Note, 4.45%, 3/1/2019	41,304
220,000	Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	262,306
	TOTAL	768,727
	Communications - Cable & Satellite—2.0%
190,000	CCO Safari II LLC, 6.484%, 10/23/2045	224,064
380,000	CCO Safari II LLC, Sec. Fac. Bond, Series 144A, 5.375%, 5/1/2047	394,668
300,000	Charter Communications Operating LLC, Sr. Unsecd. Note, Series 144A, 4.20%, 3/15/2028	303,986
165,000	Cox Communications, Inc., Sr. Unsecd. Note, Series 144A, 3.35%, 9/15/2026	161,707
300,000	Time Warner Cable, Inc., Company Guarantee, 5.00%, 2/1/2020	317,299
300,000	Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	312,383
50,000	Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	54,325
	TOTAL	1,768,432
	Communications - Media & Entertainment—5.5%
100,000	21st Century Fox America, Inc., 6.75%, 1/9/2038	131,687
200,000	21st Century Fox America, Inc., Sr. Unsecd. Note, 3.70%, 10/15/2025	206,332
300,000	21st Century Fox America, Inc., Sr. Unsecd. Note, 3.70%, 9/15/2024	311,651
450,000	British Sky Broadcasting Group PLC, Series 144A, 3.75%, 9/16/2024	462,260
200,000	CBS Corp., 3.70%, 8/15/2024	205,628
200,000	CBS Corp., 4.90%, 8/15/2044	208,167
400,000	Discovery Communications LLC, Sr. Unsecd. Note, 3.95%, 3/20/2028	399,748
370,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.90%, 3/11/2026	395,535
250,000	Grupo Televisa S.A., 6.625%, 3/18/2025	298,689
250,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.00%, 5/13/2045	251,023
200,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	200,072
70,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	73,634
305,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	317,906
200,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.65%, 11/1/2024	204,848
100,000	S&P Global, Inc., Sr. Note, 4.00%, 6/15/2025	105,210
230,000	S&P Global, Inc., Sr. Note, 4.40%, 2/15/2026	249,243
440,000	Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	519,353
280,000	WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	292,283
	TOTAL	4,833,269
	Communications - Telecom Wireless—1.6%
100,000	American Tower Corp., Sr. Unsecd. Note, 4.40%, 2/15/2026	105,896
200,000	American Tower Corp., Sr. Unsecd. Note, 5.00%, 2/15/2024	220,916
400,000	Crown Castle International Corp., Sr. Unsecd. Note, 4.45%, 2/15/2026	424,135
300,000	TELUS Corp., Sr. Unsecd. Note, 2.80%, 2/16/2027	282,704

Principal Amount		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wireless—continued
$330,000	Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	$328,031
	TOTAL	1,361,682
	Communications - Telecom Wirelines—9.3%
750,000	AT&T, Inc., Sr. Unsecd. Note, 4.25%, 3/1/2027	771,978
1,290,000	AT&T, Inc., Sr. Unsecd. Note, 4.80%, 6/15/2044	1,259,000
800,000	AT&T, Inc., Sr. Unsecd. Note, 5.30%, 8/14/2058	809,524
400,000	AT&T, Inc., Sr. Unsecd. Note, 5.45%, 3/1/2047	424,470
245,000	AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	287,660
225,000	Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	246,655
180,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	198,759
40,000	Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	53,115
750,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 3/16/2027	784,224
390,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	355,760
300,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.15%, 3/15/2024	317,962
360,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.522%, 9/15/2048	349,587
534,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.012%, 4/15/2049	552,480
1,500,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	1,684,999
	TOTAL	8,096,173
	Consumer Cyclical - Automotive—2.2%
450,000	Ford Motor Co., Sr. Unsecd. Note, 4.75%, 1/15/2043	442,557
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	204,664
470,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.25%, 9/20/2022	495,101
200,000	General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	203,438
455,000	General Motors Co., Sr. Unsecd. Note, 5.20%, 4/1/2045	461,712
110,000	General Motors Co., Sr. Unsecd. Note, 6.75%, 4/1/2046	132,898
	TOTAL	1,940,370
	Consumer Cyclical - Lodging—0.6%
250,000	Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	272,188
220,000	Hyatt Hotels Corp., Sr. Unsecd. Note, 4.85%, 3/15/2026	240,362
	TOTAL	512,550
	Consumer Cyclical - Retailers—2.6%
100,000	Advance Auto Parts, Inc., 4.50%, 12/1/2023	104,876
80,000	Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	84,930
130,000	AutoNation, Inc., Sr. Unsecd. Note, 4.50%, 10/1/2025	137,539
55,000	AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 4/21/2026	53,424
50,000	CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	52,217
520,000	CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	600,011
70,000	Dollar General Corp., Sr. Unsecd. Note, 3.875%, 4/15/2027	72,864
310,000	Dollar General Corp., Sr. Unsecd. Note, 4.15%, 11/1/2025	329,494
335,000	O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	358,879
325,000	Tiffany & Co., Sr. Unsecd. Note, 3.80%, 10/1/2024	332,634
120,000	Under Armour, Inc., Sr. Unsecd. Note, 3.25%, 6/15/2026	111,731
	TOTAL	2,238,599
	Consumer Non-Cyclical - Food/Beverage—4.8%
125,000	Bacardi Ltd., Sr. Unsecd. Note, Series 144A, 2.75%, 7/15/2026	119,853
290,000	Danone SA, Sr. Unsecd. Note, Series 144A, 2.947%, 11/2/2026	281,877
210,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.50%, 10/1/2026	206,621
200,000	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 6/27/2024	207,097
300,000	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	319,146
150,000	Heineken NV, Sr. Unsecd. Note, Series 144A, 4.35%, 3/29/2047	159,411

Principal Amount		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$250,000	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	$249,002
475,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.00%, 6/1/2026	456,334
330,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	324,701
250,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.40%, 8/15/2027	251,288
250,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.60%, 6/1/2044	275,427
280,000	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, Series 144A, 2.00%, 10/28/2021	275,002
140,000	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 2.65%, 10/3/2021	139,907
300,000	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 2/1/2027	310,595
200,000	Tyson Foods, Inc., 3.95%, 8/15/2024	210,629
185,000	Tyson Foods, Inc., Sr. Unsecd. Note, 3.55%, 6/2/2027	187,418
210,000	Tyson Foods, Inc., Sr. Unsecd. Note, 4.55%, 6/2/2047	225,521
	TOTAL	4,199,829
	Consumer Non-Cyclical - Health Care—1.6%
120,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	121,315
50,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	51,824
55,000	Becton, Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	56,247
300,000	Becton, Dickinson & Co., Sr. Unsecd. Note, 4.669%, 6/6/2047	315,820
260,000	Becton, Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	275,751
40,000	Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.75%, 8/23/2022	41,623
250,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.95%, 9/19/2026	245,053
250,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 4.10%, 8/15/2047	251,569
	TOTAL	1,359,202
	Consumer Non-Cyclical - Pharmaceuticals—3.5%
400,000	Abbott Laboratories, Sr. Unsecd. Note, 3.75%, 11/30/2026	411,049
400,000	Abbott Laboratories, Sr. Unsecd. Note, 4.90%, 11/30/2046	448,308
134,000	Actavis Funding SCS, Sr. Unsecd. Note, 4.75%, 3/15/2045	145,624
100,000	Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	105,648
375,000	Celgene Corp., Sr. Unsecd. Note, 5.00%, 8/15/2045	425,345
190,000	Shire Acquisitions Investments Ireland DAC, Sr. Unsecd. Note, 2.40%, 9/23/2021	189,466
520,000	Shire Acquisitions Investments Ireland DAC, Sr. Unsecd. Note, 3.20%, 9/23/2026	513,404
600,000	Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 3.15%, 10/1/2026	553,983
300,000	Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 4.10%, 10/1/2046	253,557
	TOTAL	3,046,384
	Consumer Non-Cyclical - Products—0.5%
400,000	Hasbro, Inc., Sr. Unsecd. Note, 5.10%, 5/15/2044	432,601
	Consumer Non-Cyclical - Supermarkets—0.4%
300,000	Kroger Co., Bond, 6.90%, 4/15/2038	375,639
	Consumer Non-Cyclical - Tobacco—1.1%
200,000	Bat Capital Corp., Sr. Unsecd. Note, Series 144A, 4.54%, 8/15/2047	206,506
300,000	Reynolds American, Inc., Sr. Unsecd. Note, 5.85%, 8/15/2045	368,150
300,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.00%, 8/4/2041	388,854
	TOTAL	963,510
	Energy - Independent—3.2%
400,000	Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.45%, 7/15/2024	396,696
180,000	Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.55%, 3/15/2026	201,018
590,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.80%, 4/15/2024	607,384
140,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.90%, 5/15/2027	143,148
400,000	EOG Resources, Inc., Sr. Unsecd. Note, 4.15%, 1/15/2026	424,465
550,000	Hess Corp., Sr. Unsecd. Note, 3.50%, 7/15/2024	538,507

Principal Amount		Value
	CORPORATE BONDS—continued
	Energy - Independent—continued
$500,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.85%, 6/1/2025	$497,156
	TOTAL	2,808,374
	Energy - Integrated—2.7%
245,000	Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	255,989
100,000	Petro-Canada, Bond, 5.35%, 7/15/2033	113,627
550,000	Petroleos Mexicanos, 6.50%, 6/2/2041	576,400
1,140,000	Petroleos Mexicanos, Company Guarantee, 6.00%, 3/5/2020	1,227,780
130,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series 144A, 6.50%, 3/13/2027	144,495
	TOTAL	2,318,291
	Energy - Midstream—6.4%
100,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.50%, 6/1/2025	106,965
100,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.80%, 6/1/2045	120,433
600,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	637,047
250,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 5.30%, 4/15/2047	251,359
250,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	275,378
250,000	Enterprise Products Operating LLC, 3.90%, 2/15/2024	262,379
500,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.85%, 3/15/2044	538,573
40,000	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	43,110
325,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	352,374
695,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	803,476
395,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	402,780
500,000	ONEOK, Inc., Sr. Unsecd. Note, 4.95%, 7/13/2047	502,972
290,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.90%, 5/25/2027	290,932
200,000	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	198,473
790,000	Williams Partners LP, Sr. Unsecd. Note, 3.90%, 1/15/2025	808,367
	TOTAL	5,594,618
	Energy - Oil Field Services—0.7%
35,000	Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	35,875
100,000	Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	98,600
200,000	Nabors Industries, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2023	193,300
11,000	Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	10,670
150,000	Weatherford International Ltd., 7.00%, 3/15/2038	134,250
165,000	Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	136,125
	TOTAL	608,820
	Energy - Refining—1.7%
300,000	HollyFrontier Corp., Sr. Unsecd. Note, 5.875%, 4/1/2026	326,924
150,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	180,997
190,000	Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	207,751
350,000	Valero Energy Corp., 9.375%, 3/15/2019	386,377
100,000	Valero Energy Corp., Sr. Unsecd. Note, 3.65%, 3/15/2025	102,726
250,000	Valero Energy Corp., Sr. Unsecd. Note, 4.90%, 3/15/2045	269,189
	TOTAL	1,473,964
	Financial Institution - Banking—13.5%
210,000	Associated Banc-Corp., Sub. Note, 4.25%, 1/15/2025	215,994
1,600,000	Bank of America Corp., Sr. Unsecd. Note, 3.705%, 4/24/2028	1,635,135
600,000	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.593%, 7/21/2028	605,512
350,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	343,268
200,000	Bank of America Corp., Sub. Note, Series L, 3.95%, 4/21/2025	206,127
800,000	Bank of America Corp., Sub. Note, Series MTN, 4.00%, 1/22/2025	828,337
520,000	Capital One Financial Corp., Sr. Sub. Note, 4.20%, 10/29/2025	535,063

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$180,000		Citigroup, Inc., 4.125%, 7/25/2028	$185,861
250,000		Citigroup, Inc., 5.50%, 9/13/2025	280,950
400,000		Citigroup, Inc., Sr. Unsecd. Note, 2.75%, 4/25/2022	401,369
250,000		Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	250,522
480,000		Citigroup, Inc., Sr. Unsecd. Note, 3.40%, 5/1/2026	481,735
350,000		Citigroup, Inc., Sr. Unsecd. Note, 3.70%, 1/12/2026	359,345
400,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 3.887%, (3-month USLIBOR +1.563%), 1/10/2028	410,943
750,000		Citigroup, Inc., Sub. Note, 3.875%, 3/26/2025	768,363
180,000		Citizens Financial Group, Inc., Sub. Note, 4.30%, 12/3/2025	188,675
150,000		Citizens Financial Group, Inc., Sub. Note, 4.35%, 8/1/2025	155,820
250,000		Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	260,615
200,000		Comerica, Inc., 3.80%, 7/22/2026	202,871
250,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 2.75%, 9/29/2019	251,688
200,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	199,834
155,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.875%, 7/27/2020	158,018
400,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.905%, 7/24/2023	400,613
300,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.50%, 11/16/2026	301,105
200,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, (3-month USLIBOR +1.510%), 6/5/2028	201,913
400,000		Goldman Sachs Group, Inc., Sub. Note, 4.25%, 10/21/2025	417,576
40,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	45,497
450,000		Morgan Stanley, Sub. Note, 5.00%, 11/24/2025	493,842
175,000		Morgan Stanley, Sub. Note, Series MTN, 4.10%, 5/22/2023	183,153
410,000		Regions Financial Corp., Sr. Unsecd. Note, 3.20%, 2/8/2021	419,225
200,000		SunTrust Bank, Inc., Sub. Note, 3.30%, 5/15/2026	197,956
150,000		SunTrust Bank, Inc., Sr. Unsecd. Note, 2.90%, 3/3/2021	152,667
50,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	51,600
		TOTAL	11,791,192
		Financial Institution - Broker/Asset Mgr/Exchange—1.1%
190,000		Cantor Fitzgerald LP, Bond, 7.875%, 10/15/2019	208,357
180,000		Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 1/20/2023	196,778
70,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	79,151
300,000		Stifel Financial Corp., 4.25%, 7/18/2024	307,499
200,000		TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 4.125%, 11/1/2024	210,819
		TOTAL	1,002,604
		Financial Institution - Finance Companies—0.7%
300,000		Discover Bank, Sub. Note, Series BKNT, 8.70%, 11/18/2019	335,346
200,000		Discover Financial Services, Sr. Unsecd. Note, 4.10%, 2/9/2027	203,521
70,000		Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	75,646
		TOTAL	614,513
		Financial Institution - Insurance - Life—1.9%
75,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	107,625
300,000		American International Group, Inc., 4.50%, 7/16/2044	316,041
255,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	271,092
100,000		American International Group, Inc., Sr. Unsecd. Note, 4.375%, 1/15/2055	97,165
110,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	147,403
200,000		Lincoln National Corp., Sr. Unsecd. Note, 6.25%, 2/15/2020	218,371
100,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	167,500
50,000		Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	68,687
250,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2026	248,701
		TOTAL	1,642,585

Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - P&C—1.9%
$500,000	CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	$546,376
120,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2022	133,134
120,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	160,028
60,000	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	65,035
310,000	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	338,770
55,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	58,800
195,000	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	324,336
	TOTAL	1,626,479
	Financial Institution - REIT - Apartment—0.9%
160,000	Mid-America Apartment Communities LP, 4.00%, 11/15/2025	166,492
150,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.75%, 6/15/2024	154,818
100,000	Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	102,384
70,000	UDR, Inc., Company Guarantee, Series 0001, 4.625%, 1/10/2022	74,876
250,000	UDR, Inc., Series MTN, 3.75%, 7/1/2024	257,890
	TOTAL	756,460
	Financial Institution - REIT - Healthcare—0.8%
100,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.95%, 1/15/2021	107,361
400,000	Healthcare Trust of America, 3.70%, 4/15/2023	410,221
200,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.30%, 3/15/2027	204,786
	TOTAL	722,368
	Financial Institution - REIT - Office—0.4%
100,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	104,043
90,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.95%, 1/15/2027	92,007
100,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.95%, 1/15/2028	102,013
60,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	64,070
	TOTAL	362,133
	Financial Institution - REIT - Other—0.8%
415,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.00%, 6/15/2025	425,743
300,000	WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	314,664
	TOTAL	740,407
	Financial Institution—REIT - Retail—0.8%
140,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.80%, 10/1/2026	131,586
80,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.40%, 11/1/2022	82,444
290,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.80%, 4/1/2027	293,338
200,000	Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2026	188,167
45,000	Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	45,842
	TOTAL	741,377
	Technology—3.8%
67,000	BMC Software, Inc., 7.25%, 6/1/2018	68,926
60,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Series 144A, 4.42%, 6/15/2021	63,041
840,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Series 144A, 6.02%, 6/15/2026	934,090
190,000	Equifax, Inc., Sr. Unsecd. Note, 2.30%, 6/1/2021	185,744
110,000	Flextronics International Ltd., Sr. Unsecd. Note, 4.75%, 6/15/2025	119,040
550,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 3.60%, 10/15/2020	570,390
70,000	Ingram Micro, Inc., Sr. Unsecd. Note, 4.95%, 12/15/2024	71,928
100,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	101,039
450,000	Keysight Technologies, Inc., 4.55%, 10/30/2024	475,178
350,000	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.90%, 4/15/2025	358,835
80,000	Total System Services, Inc., Sr. Unsecd. Note, 4.80%, 4/1/2026	87,545
220,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	232,515

Principal Amount			Value
		CORPORATE BONDS—continued
		Technology—continued
$75,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	$77,611
		TOTAL	3,345,882
		Transportation - Airlines—0.1%
75,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	97,235
		Transportation - Railroads—0.8%
200,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 4.45%, 3/15/2023	216,098
100,000		Canadian Pacific Railway Co., 7.125%, 10/15/2031	136,727
305,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.00%, 5/15/2023	306,034
		TOTAL	658,859
		Transportation - Services—0.9%
330,000		Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	382,760
400,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.30%, 4/1/2021	410,748
		TOTAL	793,508
		Utility - Electric—6.3%
130,000		AEP Texas, Inc., Sr. Unsecd. Note, 3.85%, 10/1/2025	135,726
80,000		Ameren Corp., Sr. Unsecd. Note, 3.65%, 2/15/2026	82,130
95,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	96,973
200,000		Appalachian Power Co., Sr. Unsecd. Note, 7.00%, 4/1/2038	280,283
225,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	272,414
240,000		Duke Energy Corp., Sr. Unsecd. Note, 2.65%, 9/1/2026	229,869
300,000		EDP Finance BV, Sr. Unsecd. Note, Series 144A, 3.625%, 7/15/2024	303,391
300,000		Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	314,625
390,000		Emera US Finance LP, Sr. Unsecd. Note, 4.75%, 6/15/2046	419,634
200,000		Enel Finance International NV, Sr. Unsecd. Note, Series 144A, 4.75%, 5/25/2047	212,415
100,000		Exelon Corp., Sr. Unsecd. Note, 3.95%, 6/15/2025	104,591
390,000		Fortis, Inc., Sr. Unsecd. Note, 3.055%, 10/4/2026	376,109
240,000		Kansas City Power And Light Co., Sr. Unsecd. Note, 3.65%, 8/15/2025	246,403
290,000	[1]	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.25%, (3-month USLIBOR +3.630%), 4/20/2046	309,274
200,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.55%, 5/1/2027	205,527
300,000		NiSource Finance Corp., Sr. Unsecd. Note, 3.95%, 3/30/2048	296,779
100,000		NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	105,472
250,000		Northeast Utilities, Sr. Unsecd. Note, Series H, 3.15%, 1/15/2025	251,923
200,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.95%, 3/15/2024	209,637
200,000		PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2021	216,608
30,000		Progress Energy, Inc., 7.05%, 3/15/2019	32,164
200,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.00%, 11/15/2021	195,947
80,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	85,366
250,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	264,764
200,000		Wisconsin Energy Corp., Sr. Unsecd. Note, 3.55%, 6/15/2025	205,898
		TOTAL	5,453,922
		Utility - Natural Gas—1.1%
80,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.50%, 9/15/2040	83,881
200,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	204,042
130,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.95%, 9/15/2027	128,693
90,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	95,579
200,000		Sempra Energy, Sr. Unsecd. Note, 3.55%, 6/15/2024	204,455
250,000		Southern Natural Gas, Sr. Unsecd. Note, Series 144A, 4.80%, 3/15/2047	273,508
		TOTAL	990,158
		TOTAL CORPORATE BONDS (IDENTIFIED COST $79,715,273)	83,310,675

Principal Amount		Value
	FOREIGN GOVERNMENTS/AGENCIES—2.2%
	Sovereign—2.2%
$850,000	Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	$906,950
200,000	Mexico, Government of, 4.75%, 3/8/2044	206,100
206,000	Mexico, Government of, 6.75%, 9/27/2034	270,066
300,000	Mexico, Government of, Sr. Unsecd. Note, 3.60%, 1/30/2025	307,500
190,000	Peru, Government of, 6.55%, 3/14/2037	255,550
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $1,798,968)	1,946,166
	REPURCHASE AGREEMENT—2.1%
1,816,000	Interest in $1,150,000,000 joint repurchase agreement 1.07%, dated 9/29/2017 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,150,102,542 on 10/2/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 8/20/2045 and the market value of those underlying securities was $1,173,104,593. (IDENTIFIED COST $1,816,000)	1,816,000
	TOTAL INVESTMENT IN SECURITIES-99.8% (IDENTIFIED COST $83,330,241)[2]	87,072,841
	OTHER ASSETS AND LIABILITIES-NET—0.2%[3]	172,726
	TOTAL NET ASSETS—100%	$87,245,567
At September 30, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation/ (Depreciation)
[4]United States Treasury Note 5-Year Long Futures	15	$1,762,500	December 2017	$(12,119)
[4]United States Treasury Notes 10-Year Short Futures	95	$11,904,688	December 2017	$125,950
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$113,831
The average notional value of long and short futures contracts held by the Fund throughout the period was $5,188,629 and $12,784,875, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	At September 30, 2017, the cost of investments for federal tax purposes was $83,330,241. The net unrealized appreciation of investments for federal tax purposes was $3,856,431. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,232,214 and net unrealized depreciation from investments for those securities having an excess of cost over value of $375,783. The amounts presented are inclusive of derivative contracts.
3	Assets, other than investments in securities, less liabilities.
4	Non-income-producing security.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$83,310,675	$—	$83,310,675
Foreign Governments/Agencies	—	1,946,166	—	1,946,166
Repurchase Agreement	—	1,816,000	—	1,816,000
TOTAL SECURITIES	$—	$87,072,841	$—	$87,072,841
Other Financial Instruments[1]
Assets	$125,950	$—	$—	$125,950
Liabilities	(12,119)	—	—	(12,119)
TOTAL OTHER FINANCIAL INSTRUMENTS	$113,831	$—	$—	$113,831
1	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust

Federated High-Yield Strategy Portfolio
Portfolio of Investments
September 30, 2017 (unaudited)
Shares or Principal Amount			Value
		INVESTMENT COMPANY—99.5%
6,727,002	[1]	High Yield Bond Portfolio (IDENTIFIED COST $44,161,455)	$43,590,970
		REPURCHASE AGREEMENT—0.6%
$270,000		Interest in $1,150,000,000 joint repurchase agreement 1.07%, dated 9/29/2017 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,150,102,542 on 10/2/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 8/20/2045 and the market value of those underlying securities was $1,173,104,593. (IDENTIFIED COST $270,000)	270,000
		TOTAL INVESTMENT IN SECURITIES—100.1% (IDENTIFIED COST $44,431,455)[2]	43,860,970
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[3]	(30,350)
		TOTAL NET ASSETS—100%	$43,830,620
1	Affiliated holding.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended September 30, 2017, were as follows:
High Yield Bond Portfolio
Balance of Shares Held 12/31/2016	6,039,739
Purchases/Additions	1,216,620
Sales/Reductions	(529,357)
Balance of Shares Held 9/30/2017	6,727,002
Value	$43,590,970
Change in Unrealized Appreciation/Depreciation	$1,004,140
Net Realized Gain/(Loss)	$463
Dividend Income	$1,860,129
2	At September 30, 2017, the cost of investments for federal tax purposes was $44,431,455. The net unrealized depreciation of investments for federal tax purposes was $570,485. This consists entirely of net unrealized depreciation from investments for those securities having an excess of cost over value of $570,485.
3	Assets, other than investments in securities, less liabilities.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
1

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of September 30, 2017, all investments of the Fund excluding the Investment Company utilized Level 2 inputs in valuing the Fund's assets carried at fair value. As permitted by U.S. generally accepted accounting principles, the Investment Company valued at $43,590,970 is measured at fair value using the NAV per share practical expedient. The price of shares redeemed in this Investment Company is the next determined NAV after receipt of a shareholder redemption request.
2
Federated Mortgage Strategy Portfolio
Portfolio of Investments
September 30, 2017 (unaudited)
Principal Amount or Shares			Value
		INVESTMENT COMPANY—99.7%
9,181,797	[1]	Federated Mortgage Core Portfolio (IDENTIFIED COST $90,708,520)	$90,440,705
		REPURCHASE AGREEMENT—0.4%
$331,000		Interest in $1,150,000,000 joint repurchase agreement 1.07%, dated 9/29/2017 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,150,102,542 on 10/2/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 8/20/2045 and the market value of those underlying securities was $1,173,104,593. (IDENTIFIED COST $331,000)	331,000
		TOTAL INVESTMENT IN SECURITIES—100.1% (IDENTIFIED COST $91,039,520)[2]	90,771,705
		OTHER ASSETS AND LIABILITIES – NET—(0.1)%[3]	(116,417)
		TOTAL NET ASSETS—100%	$90,655,288
1	Affiliated holding.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended September 30, 2017, were as follows:
Federated Mortgage Core Portfolio
Balance of Shares Held 12/31/2016	8,512,317
Purchases/Additions	1,290,597
Sales/Reductions	(621,117)
Balance of Shares Held 9/30/2017	9,181,797
Value	$90,440,705
Change in Unrealized Appreciation/Depreciation	$475,022
Net Realized Gain/(Loss)	$(122,726)
Dividend Income	$1,828,568
2	At September 30, 2017, the cost of investments for federal tax purposes was $91,039,520. The net unrealized depreciation of investments for federal tax purposes was $267,815. This consists entirely of net unrealized depreciation from investments for those securities having an excess of cost over value of $267,815.
3	Assets, other than investments in securities, less liabilities.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
1

Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of September 30, 2017, all investments of the Fund, excluding the Investment Company, utilized Level 2 inputs in valuing the Fund's assets carried at fair value. As permitted by U.S. generally accepted accounting principles, the Investment Company valued at $90,440,705 is measured at fair value using the NAV per share practical expedient. The price of shares redeemed in this Investment Company is the next determined NAV after receipt of a shareholder redemption request.
2

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Managed Pool Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date November 21, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 21, 2017